Income Taxes - Reconciliation of income tax expense (benefit) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of income tax expense (benefit) at the statutory federal income tax rate
Federal income tax benefit at statutory rate	21.00%	21.00%
State income tax, net of federal benefit	2.20%	2.40%
Permanent differences	(2.40%)	(1.00%)
Rate change	0.00%	(8.70%)
Research and development credit benefit	1.70%	2.70%
Change in valuation allowance	(22.50%)	(16.40%)
Effective income tax rate	0.00%	0.00%